REINSURANCE AGREEMENTS	12 Months Ended
Dec. 31, 2012
Reinsurance Agreements [Abstract]
REINSURANCE AGREEMENTS

9)       REINSURANCE AGREEMENTS

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

At December 31, 2012, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.2% and 47.0%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 21.3% and 51.3%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2012 and 2011 were $11,044 million and $10,547 million, respectively. The increases (decreases) in estimated fair value were $497 million, $5,941 million and $2,350 million for 2012, 2011 and 2010, respectively.

At December 31, 2012 and 2011, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,465 million and $2,383 million, of which $1,964 million and $1,959 million related to two specific reinsurers, which are rated A/AA- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2012 and 2011, affiliated reinsurance recoverables related to insurance contracts amounted to $1,383 million and $1,159 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.  The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

Reinsurance payables related to insurance contracts totaling $73 million and $73 million are included in other liabilities in the consolidated balance sheets at December 31, 2012 and 2011, respectively.

The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $160 million and $177 million at December 31, 2012 and 2011, respectively.

The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2012 and 2011 were $752 million and $703 million, respectively.

The following table summarizes the effect of reinsurance:

	2012	2011	2010

	(In Millions)

Direct premiums	$873	$908	$903
Reinsurance assumed	219	210	213
Reinsurance ceded	(578)	(585)	(586)
Premiums	$514	$533	$530

Universal Life and Investment-type Product Policy Fee Income Ceded	$234	$221	$210
Policyholders' Benefits Ceded	$667	$510	$536

Individual Disability Income and Major Medical

Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86 million and $92 million at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, respectively, $1,704 million and $1,684 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

	2012	2011	2010

	(In Millions)

Incurred benefits related to current year	$16	$24	$30
Incurred benefits related to prior years	14	18	10
Total Incurred Benefits	$30	$42	$40

Benefits paid related to current year	$21	$15	$12
Benefits paid related to prior years	16	24	30
Total Benefits Paid	$37	$39	$42